MiMoto Smart Mobility S.r.l. – Acquisition	12 Months Ended
Dec. 31, 2021
Mimoto Smart Mobility S.r.l. Acquisition
MiMoto Smart Mobility S.r.l. – Acquisition

3. MiMoto Smart Mobility S.r.l. – Acquisition

On April 1, 2021 (“Acquisition date”), the Company acquired 100% of the equity interest of MiMoto Smart Mobility S.r.l. (“MiMoto”), a dockless e-moped sharing private company based in Milan, Italy. The acquisition is expected to contribute to the growth of the Company’s core business through the offering of e-moped solution to riders.

The acquisition of MiMoto has been accounted for as a business combination. The purchase price of the acquisition has been estimated to $12,544 (paid in 1,057,740 shares of the Company’s common stock assuming a retroactive application of the conversion ratio, and $2,155 in cash). The fair value of the Company’s Common Stocks issued to MiMoto shareholders have been estimated assuming a “Public Company scenario”. The Company assigned a 100% probability to the mentioned scenario. The Company valued the estimated equity value at listing date using a discount rate, derived from the capital asset pricing model (“CAPM”). On April 1, 2021, the discount rate applied was 7.4% and the equity value estimate was driven from the trading price of GRNV stock and expected conversion ratio with Helbiz common shares. Fair value measurements are highly sensitive to changes in these inputs; significant changes in these inputs would result in a significantly higher or lower fair value.

The following table summarizes the allocation of the fair value of the assets acquired and liabilities assumed, prepared with the assistance of a valuation specialist, at the Closing Date, April 1, 2021.

Government relationships	$1,870
Customer relationships	887
Other current Assets	169
Cash and cash equivalents	168
Security Deposits	143
Property and Equipment, net	111
Account Receivables	62
Other non-current Assets	11
Total identifiable assets acquired	$3,421
Deferred tax liabilities	(184)
Financial liabilities	(920)
Other liabilities	(928)
Total Liabilities assumed	$(2,032)
Goodwill	11,155
Total acquisition consideration	$12,544

Acquisition costs were immaterial and are included in general and administrative expenses in the consolidated statements of operations.

Goodwill - not deductible for tax purpose - is primarily attributable to the expected synergies and monetization opportunities arising from the acquisition, including the ability to obtain further licenses in the electric sharing environment and gain efficiencies with the use of MiMoto’s know-how, technology, and existing processes. Being MiMoto a foreign subsidiary where the local currency (Euro) represents the functional currency, the Company recorded a negative translation adjustment of $459 on the Goodwill, as separate component of accumulated other comprehensive loss for the year ended on December 31, 2021.

Government relationships and Customer relationships accounted as Intangible Assets are amortized on a straight-line basis over their estimated useful life, 3 years. Government relationships represent the operating e-mopeds sharing agreements with municipalities, entered by MiMoto in previous years. Customer relationships represent the customer based owned by MiMoto through its platform.

The results of operations for the acquired business have been included in the consolidated statements of operations for the period after the Company's acquisition of MiMoto: April 1, 2021.

Revenues and Net Loss of MiMoto included in the Company’s consolidated statement of operations from the acquisition date through December 31, 2021, are as follows.

For the period April 1, 2021, to December 31, 2021
Revenues	$804
Net Loss	(1,470)

Pro forma consolidated revenues and earnings for the twelve months ended December 31, 2021, and December 31, 2020, calculated as if MiMoto had been acquired as of January 1, 2020, are as follows.

	(unaudited) Year Ended December 31,
	2021	2020
Revenues	$13,019	$5,443
Net Loss	(72,652)	(26,472)

The pro forma adjustments reflect the transaction accounting adjustments, in accordance with U.S. GAAP. No autonomous entity adjustments have been identified and recorded as pro forma adjustments. Additionally, the pro forma adjustments do not reflect management’s adjustments for potential synergies and dis-synergies. The pro forma combined financial statements do not necessarily reflect what the combined results of operations would have been had the acquisition occurred on the dates indicated. In detail, the pro forma adjustments are mainly related to the amortization of Government and Customer relationships, alignment of MiMoto accounting policies to the Company’s accounting policies and elimination of intercompany transactions. They also may not be useful in predicting the future results of operations of the combined company. The actual results of operations may differ significantly from the pro forma amounts reflected herein due to a variety of factors.